Vanguard Extended Duration Treasury Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Extended Duration Treasury Index Fund	Aug. 31, 2025
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.05%
Institutional Plus Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.03%